UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 1, 2012 to March 31, 2012

Commission File Number of issuing entity: 333-159922-03

BMW VEHICLE OWNER TRUST 2011-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159922

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	22-3784653 (I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, NJ 07677 (Address of principal executive offices of issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Fixed Rate Class A-1 Notes	☐	☐	☑
Fixed Rate Class A-2 Notes	☐	☐	☑
Fixed Rate Class A-3 Notes	☐	☐	☑
Fixed Rate Class A-4 Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2011-A for the distribution period commencing on March 1, 2012 and ending on March 31, 2012.  BMW Financial Services NA, LLC (CIK # 0001541188), as securitizer, most recently filed a Form ABS-15G on February 3, 2012 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2011-A.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

No updates to report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D: Exhibit 99.1 Statement relating to the April 25, 2012 distribution.

(b)	The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 30, 2012

BMW VEHICLE OWNER TRUST 2011-A
(Issuing Entity)
By: BMW Financial Services NA, LLC, solely as servicer
By: /s/ Joachim Hensel Name: Joachim Hensel
Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the April 25, 2012 distribution.